Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives and residual value are as follows:
Category	Estimated useful lives
Vehicles	3-5 years
Office equipment and furniture	3-5 years
Electronic equipment	3 years
Building	20 years
Computer software	5, 10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Fair Value Measurements of Liabilities

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31 and May 17, 2023 and as of December 31, 2024.

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2023	$-	$-	$661	$661
As of May 17, 2023	$-	$-	$32	$32

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2024	$-	$-	$947	$947

Schedule of Fair value on a Recurring Basis Using Significant Unobservable Inputs	The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Private Warrants
Fair value as of December 31, 2022	$-
Acquired from the Business Combination	32
Settlements	-
Change in fair value	629
Fair value as of December 31, 2023	$661

Fair value as of December 31, 2023	$661
Settlements	-
Change in fair value	286
Fair value as of December 31, 2024	$947

Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant

The significant unobservable inputs used in the measurement of fair value of Private Warrant as of December 31, 2023 and 2024 are as follows:

As of December 31, 2023
Expected term (in years)	4.38
Volatility	64.34%
Risk-free interest rate	3.90%
Dividend yield	-

As of December 31, 2024
Expected term (in years)	3.38
Volatility	82.07%
Risk-free interest rate	4.30%
Dividend yield	-

Schedule of Revenues are Disaggregated by Timing of Revenue Recognition

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the years ended December 31,
	2022	2023	2024
Revenue recognized at a point of time	$266,934	$333,088	$397,005
Revenue recognized over time	15,479	30,658	44,892
Total revenues	$282,413	$363,746	$441,897

Schedule of Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:
	As of December 31,
	2023	2024
Balance sheet items, except for equity accounts	7.0999	7.2993

	For the Years Ended December 31,
	2022	2023	2024
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.7290	7.0809	7.1957